Short-term loans (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of short- term loans

	As of	Interest rate range
Type of loans	June 30, 2026	(Floating rate)	Collateral
Bank loans secured	$376,766	2.15%-6.71%	Restricted demand deposit Restricted time deposit
Bank loans - unsecured	1,961,428	3.095%-6.775%	Guaranteed
Other loans - unsecured	240,981	7.57%-9.46%	Guarantee deposit
	$2,579,175

Type of loans	As of December 31, 2025	Interest rate range (Floating rate)	Collateral
Bank loans- secured	$2,125,367	2.22%-5.19%	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral
Other loans- unsecured	$616,185	10.80%	Guarantee deposit
Other loans from a related party	$8,249,052	0.50%	none
	$10,990,604